Investment Securities (Tables)	12 Months Ended
Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2021 and 2022:

At March 31, 2021:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥35,166,245	¥147,844	¥40,878		¥35,273,211
Japanese prefectural and municipal bonds	3,719,205	15,123	2,815		3,731,513
Foreign government and official institution bonds	2,854,037	84,707	11,781		2,926,963
Corporate bonds	1,123,271	11,400	401		1,134,270
Residential mortgage-backed securities	1,459,062	9,119	1,051		1,467,130
Commercial mortgage-backed securities	435,975	29,502	912		464,565
Asset-backed securities	1,373,450	11,685	650		1,384,485
Other debt securities	168,528	3,780	730		171,578
Commercial paper	564,072	31	5		564,098
Total	¥46,863,845	¥313,191	¥59,223		¥47,117,813
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,447	¥23,033	¥—		¥1,123,480
Foreign government and official institution bonds	233,883	2,262	2,795		233,350
Residential mortgage-backed securities	411,024	18,590	—	(1)	429,614
Commercial mortgage-backed securities	111,750	4,846	—	(1)	116,596
Asset-backed securities	2,046,659	1,721	12,277		2,036,103
Total	¥3,903,763	¥50,452	¥15,072		¥3,939,143

Note:
(1)MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥4,849 million and ¥1,920 million, respectively, at March 31, 2021 and are not included in the table above.

At March 31, 2022:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥34,383,131	¥77,144	¥132,511	¥34,327,764
Japanese prefectural and municipal bonds	4,154,459	6,672	14,987	4,146,144
Foreign government and official institution bonds	2,671,797	8,586	49,040	2,631,343
Corporate bonds	1,081,620	9,601	1,073	1,090,148
Residential mortgage-backed securities	900,799	256	648	900,407
Asset-backed securities	1,547,098	41,544	222	1,588,420
Other debt securities	104,869	2,243	3,533	103,579
Commercial paper	1,010,607	49	19	1,010,637
Total	¥45,854,380	¥146,095	¥202,033	¥45,798,442
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,808,312	¥13,691	¥3,633	¥1,818,370
Japanese prefectural and municipal bonds	175,072	4	1,116	173,960
Residential mortgage-backed securities	234,652	49	8,778	225,923
Asset-backed securities	2,377,073	12,352	1,373	2,388,052
Total	¥4,595,109	¥26,096	¥14,900	¥4,606,305

Amortized Cost and Fair Value by Contractual Maturity	Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥7,645	¥7,647	¥23,510,044
Due from one year to five years	1,243,939	1,257,188	11,252,103
Due from five years to ten years	2,251,995	2,250,937	6,191,452
Due after ten years	1,091,530	1,090,533	4,844,843
Total	¥4,595,109	¥4,606,305	¥45,798,442

Investments by Length and Category in Continuous Loss Position
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2021 and 2022 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2021:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥12,098,437	¥31,055	¥429,235	¥9,823	¥12,527,672	¥40,878	286
Japanese prefectural and municipal bonds	870,007	1,584	276,172	1,231	1,146,179	2,815	405
Foreign government and official institution bonds	429,204	11,768	50,478	13	479,682	11,781	71
Corporate bonds	96,582	166	229,518	235	326,100	401	120
Residential mortgage-backed securities	378,351	577	139,214	474	517,565	1,051	218
Commercial mortgage-backed securities	36,633	905	2,616	7	39,249	912	21
Asset-backed securities	190,795	394	49,428	256	240,223	650	89
Other debt securities	22,812	91	22,388	639	45,200	730	17
Commercial paper	116,016	5	—	—	116,016	5	8
Total	¥14,238,837	¥46,545	¥1,199,049	¥12,678	¥15,437,886	¥59,223	1,235

	Less than 12 months		12 months or more		Total
At March 31, 2022:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥22,998,960	¥126,516	¥353,932	¥5,995	¥23,352,892	¥132,511	486
Japanese prefectural and municipal bonds	2,430,603	14,864	31,139	123	2,461,742	14,987	926
Foreign government and official institution bonds	1,376,267	31,470	167,446	17,570	1,543,713	49,040	87
Corporate bonds	427,739	925	94,364	148	522,103	1,073	173
Residential mortgage-backed securities	178,857	58	391,265	590	570,122	648	12
Asset-backed securities	115,695	222	—	—	115,695	222	12
Other debt securities	44,128	3,526	1,089	7	45,217	3,533	4
Commercial paper	367,043	19	—	—	367,043	19	30
Total	¥27,939,292	¥177,600	¥1,039,235	¥24,433	¥28,978,527	¥202,033	1,730

Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at March 31, 2020, 2021 and 2022:

	Fiscal years ended March 31,
	2020	2021	2022
	(in millions)
Net gains (losses) recognized during the period(1)	¥(639,813)	¥1,467,763	¥(125,271)
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	(37,541)	47,775	(38,042)
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥(602,272)	¥1,419,988	¥(87,229)

Note:
(1)Included in Investment securities gains (losses)—net.
Carrying Value of Nonmarketable Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2021 and 2022:

	2021	2022
	(in millions)
Measurement alternative balance	¥356,074	¥310,570

Related Adjustments for Nonmarketable Equity Securities
The related adjustments for these securities for the fiscal years ended March 31, 2020, 2021 and 2022 were as follows:

	Fiscal years ended March 31,
	2020	2021	2022
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(3,099)	¥(5,188)	¥(4,299)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥(953)	¥—	¥—
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥6,223	¥21,710	¥3,067

Notes:
(1)Included in Investment securities gains (losses)—net.
(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
(4)The cumulative impairment losses at March 31, 2021 and 2022 were ¥10,102 million and ¥12,354 million respectively.
(5)The cumulative downward changes for observable prices at March 31, 2021 and 2022 were ¥953 million and ¥954 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2021 and 2022 were ¥54,806 million and ¥54,223 million, respectively.